Restricted cash (Details) (Detail) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash	$ 126,595	$ 126,595
Letter of Credit
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash	$ 126,595	$ 126,595